Retirement Benefit Schemes - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Retirement Benefit Schemes [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 1.1	$ 0.5	$ 0.5	$ 0.3